Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.0%
Austria - 0.6%
Andritz AG	720	$34,251
Erste Group Bank AG (a)	2,910	89,168
OMV AG	1,450	61,130
Raiffeisen Bank International AG (a)	1,325	26,001
Telekom Austria AG	1,395	10,615
Verbund AG	672	60,674
Vienna Insurance Group AG Wiener Versicherung Gruppe	390	9,986
Voestalpine AG	1,170	42,766
		334,591
Belgium - 2.9%
Ackermans & van Haaren NV	230	35,225
Ageas	1,815	93,148
Anheuser-Busch InBev SA/NV - ADR (b)	8,515	533,805
Colruyt SA	530	32,712
Elia Group SA/NV	365	43,984
Galapagos NV - ADR (a)	430	44,849
Groupe Bruxelles Lambert SA	1,100	109,168
KBC Groep NV (a)	2,800	196,129
Proximus SADP	1,435	30,266
Sofina SA	155	50,223
Solvay SA - Class A	710	81,027
Telenet Group Holding NV	475	20,244
UCB SA	1,235	128,172
Umicore SA	2,095	118,907
		1,517,859
Finland - 4.3%
Elisa OYJ	1,460	86,959
Fortum OYJ	4,405	106,833
Huhtamaki OYJ	955	46,960
Kesko OYJ - Class B	2,745	71,287
Kojamo Oyj	1,995	42,562
Kone OYJ - Class B	4,005	315,528
Metso Outotec Oyj	6,180	61,873
Neles Oyj	1,100	14,190
Neste OYJ	4,240	299,877
Nokia OYJ - ADR (a)(b)	55,277	252,063
Nokian Renkaat OYJ	1,390	51,044
Nordea Bank Abp (a)	32,895	267,821
Orion OYJ - Class B	1,055	48,446
Sampo OYJ - Class A	5,155	216,953
Stora Enso OYJ - Class R	5,855	106,580
UPM-Kymmene OYJ	5,435	194,505
Wartsila OYJ Abp	4,975	48,939
		2,232,420
France - 29.4%
Accor SA (a)	1,870	63,156
Aeroports de Paris (a)	290	33,433
Air Liquide SA	4,740	776,549
ALD SA (c)	825	11,333
Alstom SA (a)	1,905	103,708
Amundi SA (a)(c)	580	43,217
Arkema SA	680	75,507
Atos SE (a)	960	73,955
AXA SA	19,610	435,497
BioMerieux	435	67,306
BNP Paribas SA (a)	11,040	532,955
Bollore SA	10,055	40,829
Bouygues SA	2,165	85,178
Bureau Veritas SA (a)	2,820	74,228
Capgemini SE	1,605	232,755
Carrefour SA	5,915	100,422
Casino Guichard Perrachon SA (a)	565	19,198
Cie de Saint-Gobain (a)	4,945	246,521
Cie Generale des Etablissements Michelin	1,785	246,728
CNP Assurances (a)	1,525	23,170
Credit Agricole SA (a)	11,775	134,036
Danone SA	6,115	407,850
Dassault Aviation SA (a)	30	31,401
Dassault Systemes SE	1,345	268,909
Edenred	2,510	136,370
Eiffage SA (a)	780	70,936
Electricite de France SA (a)	5,230	65,246
Engie SA (a)	16,885	262,692
EssilorLuxottica SA	3,010	427,375
Eurazeo SE (a)	445	31,214
Faurecia (a)	845	44,453
Getlink SE (a)	4,640	71,625
Hermes International	320	327,211
Iliad SA	155	28,713
Imerys SA	400	18,951
Ipsen SA	355	31,040
JCDecaux SA (a)	745	14,520
Kering	765	502,802
La Francaise des Jeux SAEM (c)	890	38,288
Legrand SA	2,720	250,535
L'Oreal SA	2,450	862,523
LVMH Moet Hennessy Louis Vuitton SE - ADR	12,661	1,545,275
Natixis SA (a)	8,560	32,442
Orange SA	19,485	229,461
Orpea SA (a)	500	69,233
Pernod Ricard SA	2,120	400,573
Plastic Omnium SA	575	22,608
Publicis Groupe SA	2,195	113,901
Remy Cointreau SA	245	45,520
Renault SA (a)	1,875	80,185
Rexel SA (a)	3,090	47,117
Rubis SCA	960	43,501
Safran SA (a)	3,280	414,364
Sanofi - ADR	22,070	1,041,925
Sartorius Stedim Biotech	245	102,575
Schneider Electric SE	5,365	787,467
SCOR SE (a)	1,605	48,888
SEB SA	285	54,266
Societe Generale SA (a)	7,890	147,817
Sodexo SA (a)	890	79,341
Suez SA	3,790	77,959
Teleperformance	590	193,461
Thales SA	1,025	92,271
TOTAL SA - ADR (b)	24,755	1,041,690
Ubisoft Entertainment SA (a)	955	95,496
Unibail-Rodamco-Westfield	1,380	116,391
Valeo SA	2,440	91,319
Veolia Environnement SA	5,130	137,335
Vinci SA	4,740	440,505
Vivendi SA	8,160	250,733
Wendel SA	285	32,926
Worldline SA/France (a)(c)	2,375	201,925
		15,390,805
Germany - 26.7%
1&1 Drillisch AG	475	11,558
adidas AG (a)	1,970	626,361
Allianz SE	4,240	959,728
BASF SE	9,330	722,709
Bayer AG	10,030	607,560
Bayerische Motoren Werke AG	3,280	278,670
Bechtle AG	285	60,560
Beiersdorf AG	1,015	111,276
Brenntag AG	1,580	124,133
Carl Zeiss Meditec AG	375	58,705
Commerzbank AG (a)	10,610	70,559
Continental AG	1,105	155,217
Covestro AG (c)	1,840	125,401
CTS Eventim AG & Co. KGaA (a)	600	35,445
Daimler AG	8,215	579,416
Delivery Hero SE (a)(c)	1,440	219,312
Deutsche Bank AG (a)	20,850	211,756
Deutsche Boerse AG	1,875	301,718
Deutsche Lufthansa AG (a)	3,055	39,465
Deutsche Post AG	9,965	493,516
Deutsche Telekom AG	32,925	587,354
Deutsche Wohnen SE	3,535	175,371
DWS Group GmbH & Co. KGaA (c)	355	13,919
E.ON SE	22,080	233,922
Evonik Industries AG	1,950	64,319
Fielmann AG (a)	245	21,273
Fraport AG Frankfurt Airport Services Worldwide (a)	365	19,835
Fresenius Medical Care AG & Co. KGaA	2,075	168,210
Fresenius SE & Co. KGaA	4,115	183,620
FUCHS PETROLUB SE	345	15,407
GEA Group AG	1,695	58,706
GRENKE AG	275	13,669
Hannover Rueck SE	620	96,307
HeidelbergCement AG	1,515	112,187
Hella GmbH & Co. KGaA (a)	455	27,829
HelloFresh SE (a)	1,435	121,553
Henkel AG & Co. KGaA	1,035	96,965
HOCHTIEF AG	200	18,628
Infineon Technologies AG	13,270	533,438
KION Group AG	720	62,351
Knorr-Bremse AG	680	90,097
LANXESS AG	855	64,496
LEG Immobilien AG	710	102,016
Merck KGaA	1,325	221,415
METRO AG	1,725	20,168
MTU Aero Engines AG	545	126,986
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	1,435	381,027
Nemetschek SE	555	39,199
OSRAM Licht AG (a)	300	18,713
ProSiebenSat.1 Media SE (a)	1,595	28,957
Puma SE (a)	925	90,678
Rational AG	40	38,518
Rheinmetall AG	445	47,166
RWE AG	6,425	276,483
SAP SE - ADR (b)	11,425	1,441,835
Scout24 AG (c)	1,055	81,683
Siemens AG - ADR	14,412	1,114,768
Siemens Energy AG (a)	3,895	144,545
Siemens Healthineers AG (c)	1,435	80,594
Suedzucker AG	790	11,533
Symrise AG	1,290	160,775
Talanx AG	545	20,371
TeamViewer AG (a)(c)	1,470	76,191
Telefonica Deutschland Holding AG	6,815	18,699
ThyssenKrupp AG (a)	4,750	55,372
Traton SE	510	13,978
Uniper SE	1,145	40,157
United Internet AG	1,105	48,074
Varta AG (a)(b)	145	25,902
Volkswagen AG	330	69,882
Vonovia SE	5,780	386,769
Wacker Chemie AG	155	22,497
Zalando SE (a)(c)	1,640	188,514
		13,965,986
Greece - 0.3%
Alpha Bank AE (a)	14,020	12,846
Eurobank Ergasias SA (a)	25,960	17,308
FF Group (a)(d)	1,259	7,334
Hellenic Petroleum SA	600	3,997
Hellenic Telecommunications Organization SA	2,375	34,586
JUMBO SA	1,070	16,816
Motor Oil Hellas Corinth Refineries SA	575	8,094
Mytilineos SA	1,080	15,806
National Bank of Greece SA (a)	5,565	13,176
OPAP SA	2,075	25,483
		155,446
Ireland - 0.7%
AIB Group PLC (a)	8,000	14,271
Glanbia PLC	2,015	24,893
Kerry Group PLC - Class A	1,570	213,200
Kingspan Group PLC (a)	1,540	104,657
		357,021
Italy - 5.8%
A2A SpA	15,745	25,604
Amplifon SpA (a)	1,245	49,451
Assicurazioni Generali SpA	12,890	220,405
Atlantia SpA (a)	5,020	79,836
Banca Mediolanum SpA (a)	2,620	20,810
Buzzi Unicem SpA	999	24,647
DiaSorin SpA	230	50,408
Enel SpA	79,265	787,908
Eni SpA	24,845	251,818
FinecoBank Banca Fineco SpA (a)	6,215	97,106
Hera SpA	7,150	25,024
Infrastrutture Wireless Italiane SpA (c)	3,300	35,502
Intesa Sanpaolo SpA (a)	158,285	346,754
Italgas SpA	4,992	29,999
Leonardo SpA	4,025	28,017
Mediobanca Banca di Credito Finanziario SpA (a)	7,845	70,107
Moncler SpA (a)	1,960	110,864
Nexi SpA (a)(c)	3,815	67,825
Pirelli & C SpA (a)(c)	4,005	20,948
Poste Italiane SpA (c)	4,657	45,641
Prysmian SpA	2,440	78,882
Recordati SpA	990	51,324
Snam SpA	22,265	116,941
Telecom Italia SpA	108,520	46,541
Telecom Italia SpA - Savings Shares	61,505	29,184
Terna Rete Elettrica Nazionale SpA	14,185	103,182
UniCredit SpA (a)	21,792	199,850
UnipolSai Assicurazioni SpA	5,075	12,872
		3,027,450
Luxembourg - 0.8%
ArcelorMittal (a)	7,185	157,314
Aroundtown SA	12,200	84,923
Eurofins Scientific SE (a)	1,270	122,033
RTL Group SA (a)	390	22,349
Tenaris SA - ADR (b)	2,385	36,872
		423,491
Netherlands - 15.2%
Aalberts Industries NV	980	44,229
ABN AMRO Group NV (a)(c)	4,225	44,146
Adyen NV (a)(c)	275	573,841
Aegon NV	17,945	74,086
Airbus Group SE (a)	5,655	570,969
Akzo Nobel NV	1,950	198,401
Argenx SE - ADR (a)	470	137,719
ASM International NV	480	123,025
ASML Holding NV - ADR (b)	4,080	2,179,373
ASR Nederland NV	1,415	54,812
Davide Campari-Milano NV	5,690	61,290
Euronext NV (c)	625	67,390
EXOR NV	1,060	78,957
Ferrari NV	1,245	260,247
GrandVision NV (a)(c)	500	14,866
Heineken Holding NV	1,080	95,152
Heineken NV	2,430	253,430
IMCD NV	580	71,969
ING Groep NV - ADR (a)(b)	39,620	349,448
JDE Peet's NV (a)	635	24,497
Koninklijke Ahold Delhaize NV	10,945	313,329
Koninklijke DSM NV	1,760	307,562
Koninklijke KPN NV	33,740	105,475
Koninklijke Philips NV (a)	9,275	505,998
Koninklijke Vopak NV	680	34,403
NN Group NV	3,180	132,367
Prosus NV	4,415	513,386
QIAGEN NV (a)	2,250	121,971
Randstad Holding NV (a)	1,125	70,255
Signify NV (a)(c)	1,290	61,523
Stellantis NV	11,232	170,791
Stellantis NV (a)	9,676	146,943
Wolters Kluwer NV	2,720	225,910
		7,987,760
Portugal - 0.5%
EDP - Energias de Portugal SA	28,685	180,041
Galp Energia SGPS SA	5,245	52,728
Jeronimo Martins SGPS SA	2,485	40,636
		273,405
Spain - 7.3%
Acciona SA	210	31,524
ACS Actividades de Construccion y Servicios SA	2,375	74,130
Aena SME SA (a)(c)	720	111,229
Amadeus IT Holding SA	4,340	276,718
Banco Bilbao Vizcaya Argentaria SA - ADR (b)	66,935	306,562
Banco Santander SA - ADR (a)(b)	167,307	490,209
Bankia SA	12,245	21,079
Bankinter SA	6,985	39,382
CaixaBank SA	36,600	92,696
Cellnex Telecom SA (c)	3,480	204,020
EDP Renovaveis SA	1,550	42,417
Enagas SA	2,540	56,023
Endesa SA	3,235	82,835
Ferrovial SA	4,945	118,850
Grifols SA	3,370	99,379
Iberdrola SA	60,575	822,217
Industria de Diseno Textil SA	10,715	318,448
Mapfre SA	10,065	18,493
Naturgy Energy Group SA	3,065	79,263
Red Electrica Corp. SA	4,395	83,523
Repsol SA	15,015	147,994
Siemens Gamesa Renewable Energy SA	2,285	93,975
Telefonica SA	51,034	220,107
Zardoya Otis SA	1,815	11,960
		3,843,033
Switzerland - 0.5%
STMicroelectronics NV	6,450	260,417
United Kingdo - 0.3%
CNH Industrial NV (a)	10,035	128,538
United Kingdom - 1.7%
TechnipFMC PLC (a)	4,675	50,969
Unilever PLC	14,810	860,890
		911,859
TOTAL COMMON STOCKS (Cost $48,480,221)		50,810,081

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Bayerische Motoren Werke AG	580	37,973
FUCHS PETROLUB SE	710	40,427
Henkel AG & Co. KGaA	1,785	185,209
Porsche Automobil Holding SE	1,570	109,553
Sartorius AG	355	176,890
Volkswagen AG	1,870	355,015
		905,067
TOTAL PREFERRED STOCKS (Cost $855,432)		905,067

REAL ESTATE INVESTMENT TRUSTS - 0.5%
France - 0.4%
Covivio	510	41,993
Gecina SA	530	75,638
ICADE	330	23,808
Klepierre	1,915	46,177
		187,616
Spain - 0.1%
Inmobiliaria Colonial Socimi SA	3,315	31,982
Merlin Properties Socimi SA	3,380	32,445
		64,427
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $242,674)		252,043
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.005% (e)	$67,450	67,450
TOTAL SHORT-TERM INVESTMENTS (Cost $67,450)		67,450
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (e)	3,286,590	3,286,590
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,286,590)		3,286,590

Total Investments (Cost $52,932,367) - 105.6%		55,321,231
Liabilities in Excess of Other Assets - (5.6)% (f)		(2,924,477)
TOTAL NET ASSETS - 100.0%		$52,396,754

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $3,061,299 or 5.8% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $2,327,309, or 4.4% of net assets.

(d)	As of January 31, 2021, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(e)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 50,802,747	$ -	$ 7,334	$ -	$ 50,810,081
Preferred Stocks	905,067	-	-	-	905,067
Real Estate Investment Trusts	252,043	-	-	-	252,043
Short-Term Investments	67,450	-	-	-	67,450
Investments Purchased with Proceeds from Securities Lending	-	-	-	3,286,590	3,286,590
Total Investments in Securities	$ 52,027,307	$ -	$ 7,334	$ 3,286,590	$ 55,321,231
^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 04/30/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2021
Common Stocks	$6,622	$-	$711	$-	$-	$-	$-	$7,334

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 01/31/2021	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$7,334	Last Trade Price	Stale Data	4.80 EUR

*Table presents information for one security, which has been valued at 4.80 EUR per share throughout the period.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.